Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Laudus International MarketMasters FundTM

Supplement dated May 8, 2014, to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information ("SAI") dated February 28, 2014, as supplemented March 14, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with each document.

The "Foreign investment risk" under the "Principal risks" section of the Summary Prospectus and in the "Fund summary" of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent the fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Laudus International MarketMasters Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Laudus International MarketMasters FundTM

Supplement dated May 8, 2014, to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information ("SAI") dated February 28, 2014, as supplemented March 14, 2014

This supplement provides new and additional information beyond that contained in each of the above-named Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with each document.

The "Foreign investment risk" under the "Principal risks" section of the Summary Prospectus and in the "Fund summary" of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent the fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.